Income Tax - Summary of Operating Loss Carryforward and Deductible Temporary Differences (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
No expiry date	$ 640.0	$ 11,896.9
Expire in succession after 2032		2,781.4
Deductible temporary differences	$ 83,705.6	$ 52,686.2